Fair Value Measurements and Marketable Securities - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	$ 352,466
Gross Unrealized Gains	231
Gross Unrealized Losses	(123)
Fair Value	352,574	$ 0
U.S. Government Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	22,587
Fair Value	22,587
Corporate Bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	212,708
Gross Unrealized Gains	171
Gross Unrealized Losses	(90)
Fair Value	212,789
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	117,171
Gross Unrealized Gains	60
Gross Unrealized Losses	(33)
Fair Value	$ 117,198